SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reimbursement on general and administrative expenses				$ 55,466			$ 55,466	$ 55,466
Unrecognized tax benefits accrued for interest and penalties	$ 0				$ 0	$ 0		0	$ 0
Redemption of investments in Trust Account for franchise and income taxes	0					505,203	0
Forward purchase agreement liability	(4,210,000)				$ 0	(10,310,000)	$ 0	(2,770,000)
Forward purchase agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Forward purchase agreement liability	4,210,000	$ 5,540,000	$ 560,000					2,770,000
Meteora Holding | Forward purchase agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value of put option						13,080,000		$ 2,770,000
Number of units to be purchased pursuant to agreement								6,600,000
Forward purchase agreement liability	$ 4,210,000					$ 10,310,000		$ 2,770,000
Meteora Holding | Forward purchase agreement | Level 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement	6,600,000					6,600,000		6,600,000
Purchase price, per unit	$ 12.67					$ 12.67		$ 12.20
Estimated contractual maturity period								3 years 6 months
Percentage of completion of business combination						70.00%		12.00%
Percentage of completion of business combination volatility rate						35.50%		43.20%
Percentage of completion of business combination discount rate						4.80%		4.20%
Class B common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum common shares subject to forfeiture	300,000					300,000		300,000